Note 4 - Property and Equipment: Schedule of Property and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Less: Accumulated Depreciation	$ (75,181)	$ (65,857)
Property and Equipment, net	28,769	3,068
Equipment
Property, Plant and Equipment, Gross	14,825	14,825
Automobile
Property, Plant and Equipment, Gross	$ 89,125	$ 54,100